Consolidated Balance Sheets - USD ($)	May 31, 2023	May 31, 2022
Current assets:
Cash	$ 41,892	$ 115,270
Accounts receivable, net of allowance for doubtful accounts of $0 and $0, respectively	685,410	275,421
Construction costs relating to uncompleted contracts	183,899	45,630
Prepayments and other current assets	210,623	47,156
Total current assets	1,121,824	543,438
Noncurrent assets:
Property and equipment, net	530,049	440,049
Intangible assets, net	52,807	75,827
Total non-current assets	582,856	515,876
TOTAL ASSETS	1,704,680	1,059,314
Current liabilities:
Accounts payable	916,187	580,676
Contract liability	183,642	57,191
Taxes payable	140,685	73,020
Advances from customers	54,196	23,366
Accrued liabilities and other payables	39,694	13,269
Total current liabilities	1,334,404	747,522
Total liabilities	1,334,404	747,522
Commitments and contingencies
Stockholders’ equity:
Ordinary shares (50,000,000 shares authorized, par value of $0.001 each; 13,000,000 and 13,000,000 shares issued and outstanding at May 31, 2023 and May 31, 2022)	13,000	13,000
Additional paid-in capital	230,668	230,668
Retained earnings	122,331	64,605
Statutory reserves	25,913	10,429
Accumulated other comprehensive income (loss)	(20,697)	(6,798)
Total stockholders’ equity attributable to ZKGC New Energy Limited	371,215	311,904
Noncontrolling interest	(939)	(112)
Total stockholders’ equity	370,276	311,792
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,704,680	1,059,314
Related Party
Current assets:
Due from related party		$ 59,961